Performance B.4.3. Directors and executive management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 1,723	$ 1,638	$ 1,488
Shares beneficially owned by the Directors	196,189	79,656
Remuneration charge (in shares)	41,167	24,737	32,358
Remuneration expense, percent shares	73.00%	73.00%	71.00%
Remuneration expense, percent cash	27.00%	27.00%	29.00%
Classes of employee benefits expense:
Base salary	$ 372,000	$ 361,000	$ 337,000
Pension	2,000	6,000	4,000
Other benefits	22,000	25,000	27,000
Share based compensation(i)(ii) in respect of 2022 LTIP	29,000	16,000	23,000
Employee benefits expense	$ 494,000	$ 474,000	453,000
Shares awards vested (in shares)	723,668	453,969
Shares not yet vested (in shares)	1,112,771	574,234
Chairperson
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 315	$ 300	300
Shares beneficially owned by the Directors	43,891	18,634
Other non-executive directors of the Board
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 1,408	$ 1,338	1,188
Shares beneficially owned by the Directors	152,298	61,022
Mr. Mauricio Ramos
Classes of employee benefits expense:
Base salary	$ 1,216	$ 1,185	1,173
Bonus	1,650	2,164	1,301
Pension	287	284	285
Other benefits	82	88	82
MSU	373	991
Termination benefits	0
Total before share based compensation	3,608	4,712	2,841
Share based compensation(i)(ii) in respect of 2022 LTIP	5,567	7,914	7,114
Employee benefits expense	$ 9,175	$ 12,626	$ 9,955
Number of shares granted (in shares)	290,049	196,904	153,894
Shares awards vested (in shares)	426,607	232,562
Shares not yet vested (in shares)	519,006	278,666
Mr. Sheldon Bruha
Classes of employee benefits expense:
Base salary	$ 598
Bonus	541
Pension	144
Other benefits	67
MSU	0
Termination benefits	0
Total before share based compensation	1,351
Share based compensation(i)(ii) in respect of 2022 LTIP	688
Employee benefits expense	2,039
Mr. Tim Pennington
Classes of employee benefits expense:
Base salary	581	$ 708	$ 670
Bonus	0	969	509
Pension	87	106	100
Other benefits	40	46	38
MSU	67	198
Termination benefits	877
Total before share based compensation	1,653	2,027	1,317
Share based compensation(i)(ii) in respect of 2022 LTIP	888	1,652	1,834
Employee benefits expense	2,540	3,679	3,151
Executive team
Classes of employee benefits expense:
Base salary	2,883	2,783	2,612
Bonus	2,044	2,718	1,837
Pension	663	652	663
Other benefits	312	791	303
MSU	174	545
Termination benefits	0
Total before share based compensation	6,076	7,489	5,414
Share based compensation(i)(ii) in respect of 2022 LTIP	4,927	5,383	3,796
Employee benefits expense	$ 11,004	$ 12,872	$ 9,210
Number of shares granted (in shares)	338,171	211,578	135,269
Shares awards vested (in shares)	297,061	221,407
Shares not yet vested (in shares)	593,765	295,568